Note 20 - Asset Retirement Obligations ("ARO")	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of other provisions [text block]

20.    Asset retirement obligations (“ARO”)

In December 2024 the Company updated the appraisal that resulted in an increase of the provision by $731, mainly due to:

●	review of the affected area;
●	cash outflow estimate update; and
●	updating the discount rate.

The Company has estimated its asset retirement obligation amounting to $4,175 on December 31, 2024 ($3,836 on December 31, 2023), representing the present value of estimated future retirement costs to remediate environmental damages on December 31, 2024. It is based on estimated future retirement costs of $6,890 a real discount rate of 7.42% ( December 31, 2023, was 5.96%).

Of the $4,175 of asset retirement obligation recognized as of December 31, 2024, $3,120 is related to Phase I (Xuxa mine) which was classified within property, plant and equipment ($ 2,504 on December 31, 2023), and the remaining $1,055 relating to Phase II (Barreiro mine) was classified within deferred exploration and evaluation expenditure ($ 1,332 on December 31, 2023).

Description	12/31/2024	12/31/2023
Opening balances	3,836	6,547

Accretion of asset retirement obligation	213	414
Addition (reversal) of fixed assets	874	(758)
Reversal of exploration assets	(143)	(2,821)
Foreign currency translation adjustment of subsidiary	(605)	454

Asset retirement obligations total	4,175	3,836

Accounting Policy

Mining processing activities normally give rise to legal or constructive obligations for environmental rehabilitation and the decommissioning of facilities. These activities can include, among others, removal or treatment of waste materials and land rehabilitation, according to environmental regulations. The extent of costs associated with the retirement of assets are based on the requirements of authorities and environmental policies.

The provision reflects the risks and probability of future cash flows required to settle the obligation. The expected rehabilitation costs are estimated based on the cost of external contractors performing the work. This provision is updated each reporting period for changes to expected cash flows and for the effect of changes in the discount rate, and the change in estimate is added or deducted from the related asset and depreciated over the expected economic life of the operation to which it relates. The unwinding of the discount, referred to as accretion expense, is included in finance costs and results in an increase in the amount of the provision.

When provisions for closure and rehabilitation are initially recognized, the corresponding cost is capitalized as an asset, representing part of the cost of the future economic benefits of the operation. The capitalized cost of closure and rehabilitation activities is recognized in property, plant and equipment and depreciated over the expected economic life of the operation to which it relates.